Loss on impairment of equity method investments (Tables)	6 Months Ended
Jun. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Loss on impairments of equity method investments
The loss on impairments of our equity method investments for the three and six months ended June 30, 2020 and three and six months ended June 30, 2019 were as follows:

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Seadrill Partners - Direct ownership interests	—	—	(47)	—
Total loss on impairment of equity method investments	—	—	(47)	—